Segment reporting - Segment Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Net interest income	$ 85,244	$ 68,828	$ 55,337	$ 56,249	$ 57,692	$ 58,305	$ 57,023	$ 53,016	$ 265,658	$ 226,036	$ 204,068
Provisions for credit losses									107,967	7,053	5,398
Mortgage banking income									289,702	117,905	109,334
Change in fair value of mortgage servicing rights, net of hedging									(34,374)	(16,989)	(8,673)
Other noninterest income									46,527	34,481	29,981
Depreciation and amortization									7,009	5,176	4,334
Amortization of intangibles									5,323	4,339	3,185
Other noninterest mortgage banking expense									150,808	88,673	94,739
Other noninterest expense									213,945	146,653	121,200
Income before income taxes									82,461	109,539	105,854
Income tax expense	13,337	(2,040)	7,455	80	5,718	7,718	6,314	5,975	18,832	25,725	25,618
Net income applicable to FB Financial Corporation and noncontrolling interest	45,610	(5,599)	22,873	745					63,629	83,814	80,236
Net income applicable to noncontrolling interest	8	0	0	0					8	0	0
Net income applicable to FB Financial Corporation	45,602	(5,599)	22,873	745	21,572	$ 23,966	$ 18,688	$ 19,588	63,621	83,814	80,236
Total assets	11,207,330				6,124,921				11,207,330	6,124,921	5,136,764
Goodwill	242,561				169,051				242,561	169,051	137,190
Provision for credit losses on unfunded commitments	311	$ 9,567	$ 1,882	$ 1,601					13,361	0	0
Merger costs									34,879
Banking
Segment Reporting Information [Line Items]
Net interest income									265,581	226,098	204,517
Provisions for credit losses									107,967	7,053	5,398
Mortgage banking income									0	0	0
Change in fair value of mortgage servicing rights, net of hedging									0	0	0
Other noninterest income									46,527	34,481	29,981
Depreciation and amortization									6,425	4,670	3,827
Amortization of intangibles									5,323	4,339	3,185
Other noninterest mortgage banking expense									0	0	0
Other noninterest expense									212,890	144,658	121,200
Income before income taxes									(20,497)	99,859	100,888
Total assets	10,254,324				5,700,558				10,254,324	5,700,558	4,713,346
Goodwill	242,561				169,051				242,561	169,051	137,090
Merger costs									33,824	5,385	1,594
Offering costs											671
Mortgage
Segment Reporting Information [Line Items]
Net interest income									77	(62)	(449)
Provisions for credit losses									0	0	0
Mortgage banking income									289,702	117,905	109,334
Change in fair value of mortgage servicing rights, net of hedging									(34,374)	(16,989)	(8,673)
Other noninterest income									0	0	0
Depreciation and amortization									584	506	507
Amortization of intangibles									0	0	0
Other noninterest mortgage banking expense									150,808	88,673	94,739
Other noninterest expense									1,055	1,995	0
Income before income taxes									102,958	9,680	4,966
Total assets	953,006				424,363				953,006	424,363	423,418
Goodwill	$ 0				$ 0				0	$ 0	$ 100
Merger costs									$ 1,055